Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Preferred Stock Summary

The table below presents a summary of BNY Mellon’s preferred stock issued and outstanding at Dec. 31, 2012.

Preferred stock summary		Total shares issued and outstanding	Liquidation preference per share (in dollars)	Carrying value at Dec. 31, 2012		Per annum dividend rate	Dividends paid per share in 2012 (in dollars)
(dollars in millions, unless otherwise noted)
Series	Description
Series A	Noncumulative Perpetual Preferred Stock	5,001	$100,000	$500		Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	$2,033
Series C	Noncumulative Perpetual Preferred Stock	5,825	$100,000	$568	(a)	5.2%	$1,314
(a)	The carrying value is recorded net of issuance costs.

Consolidated and Largest Bank Subsidiary Capital Ratios

Our consolidated and largest bank subsidiary, The Bank of New York Mellon, capital ratios are shown below.

Consolidated and largest bank subsidiary capital ratios (a)	Dec. 31,
	2012	2011
Consolidated capital ratios:
Tier 1 capital	15.0%	15.0%
Total capital	16.3	17.0
Leverage – guideline	5.3	5.2
The Bank of New York Mellon capital ratios:
Tier 1 capital	14.0%	14.3%
Total capital	14.6	17.7
Leverage	5.4	5.3
(a)	Determined under Basel I guidelines. For a banking institution to qualify as “well capitalized,” its Basel I Tier 1, Total (Tier 1 plus Tier 2) and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “adequately capitalized ,” Basel I Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively.

Amounts of Capital by Which BNY Mellon and Our Largest Bank Subsidiary, The Bank of New York Mellon, Exceed Well Capitalized Guidelines

At Dec. 31, 2012, the amounts of capital by which BNY Mellon and The Bank of New York Mellon, exceed the well-capitalized guidelines are as follows:

Capital above guidelines at Dec. 31, 2012
(in millions)	Consolidated	The Bank of New York Mellon
Tier 1 capital	$10,023	$7,745
Total capital	7,023	4,461
Leverage	930	932

Components of Tier 1 and Total Risk-Based Capital

The following table presents the components of our Basel I Tier 1 and Total risk-based capital at Dec. 31, 2012 and 2011.

Components of Basel I Tier 1 and total risk-based capital (a)
	Dec. 31,
(in millions)	2012	2011
Tier 1 capital:
Common shareholders’ equity	$35,363	$33,417
Preferred stock	1,068	-
Trust preferred securities	623	1,659
Adjustments for:
Goodwill and other intangibles (b)	(20,445)	(20,630)
Pensions/cash flow hedges	1,454	1,426
Securities valuation allowance	(1,350)	(450)
Merchant banking investments	(19)	(33)
Total Tier 1 capital	16,694	15,389
Tier 2 capital:
Qualifying unrealized gains on equity securities	2	2
Qualifying subordinated debt	1,058	1,545
Qualifying allowance for credit losses	386	497
Total Tier 2 capital	1,446	2,044
Total risk-based capital	$18,140	$17,433
Total risk-weighted assets	$111,180	$102,255
Average assets for leverage capital purposes	$315,273	$296,484
(a)	On a regulatory basis as determined under Basel I guidelines.
(b)	Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,310 million at Dec. 31, 2012 and $1,459 million at Dec. 31, 2011, and deferred tax liabilities associated with tax deductible goodwill of $1,130 million at Dec. 31, 2012 and $967 million at Dec. 31, 2011.